NATIONWIDE MUTUAL FUNDS
Nationwide Amundi Strategic Income Fund	Nationwide Government Money Market Fund
Nationwide Bailard Cognitive Value Fund	Nationwide GQG US Quality Equity Fund
Nationwide Bailard International Equities Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bailard Technology & Science Fund	Nationwide International Index Fund
Nationwide Invesco Core Plus Bond Fund (formerly,	Nationwide International Small Cap Fund
Nationwide BNY Mellon Core Plus Bond Fund)	Nationwide Janus Henderson Overseas Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund	Nationwide Loomis All Cap Growth Fund
Nationwide BNY Mellon Dynamic U.S. Equity	Nationwide Loomis Core Bond Fund
Income Fund	Nationwide Loomis Short Term Bond Fund
Nationwide Bond Index Fund	Nationwide Mid Cap Market Index Fund
Nationwide Fund	Nationwide NYSE Arca Tech 100 Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide S&P 500 Index Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide Small Cap Index Fund
Nationwide Global Sustainable Equity Fund	Nationwide WCM Focused Small Cap Fund

Supplement dated June 17, 2025
to the Statement of Additional Information (“SAI”) dated February 28, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide BNY Mellon Dynamic U.S. Core Fund and Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Effective immediately, all references to, and information regarding, Dimitri Curtil in the SAI are deleted in their entirety.

Nationwide Global Sustainable Equity Fund

1.	Effective immediately, the SAI is amended as follows:

a.	All references to, and information regarding, Joseph Elegante, CFA are deleted in their entirety.

b.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of March 31, 2025)
UBS Asset Management (Americas) LLC
Steven Magill, CFA	Nationwide Global Sustainable Equity Fund	None

c.	The subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of March 31, 2025)
UBS Asset Management (Americas) LLC
Steven Magill, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 6 accounts, $1.88 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 8 accounts, $16.16 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE